Document and Entity Information	Dec. 22, 2022
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 22, 2022
Entity File Number	001-39749
Entity Registrant Name	Far Peak Acquisition Corp
Entity Central Index Key	0001829426
Entity Incorporation, State or Country Code	E9
Entity Tax Identification Number	98-1563569
Entity Address, Address Line One	480 6TH AVE
Entity Address, Address Line Two	#342
Entity Address, City or Town	NEW YORK
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10011
City Area Code	516
Local Phone Number	552-2503
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-third of one redeemable warrant [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-third of one redeemable warrant
Trading Symbol	FPAC.U
Security Exchange Name	NYSE
Class A Ordinary Shares included as part of the units [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Class A Ordinary Shares included as part of the units
Trading Symbol	FPAC
Security Exchange Name	NYSE
Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Trading Symbol	FPAC.W
Security Exchange Name	NYSE